PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

Supplement dated April XX, 2015

to the

Prospectus and Statement of Additional Information each dated July 31, 2014

______________________________________________________________________

Effective March 12, 2015, the Board of Trustees of Philadelphia Investment Partners New Generation Fund (the “Trust”), on behalf of Philadelphia Investment Partners New Generation Fund (the "Fund"), voted to replace Joseph Duncan as the Secretary of the Trust, with Brandon Pokersnik.  Brandon Pokersnik now is the Secretary of the Trust.

Joseph Duncan is no longer the Vice President or Portfolio Manager of Philadelphia Investment Partners, LLC (the “Adviser”), and is no longer affiliated with the Fund, Trust, or Adviser in any capacity.  Any contrary references, in regards to Joseph Duncan, in the Fund's Prospectus and Statement of Additional Information should be disregarded.

The following replaces the “Officers of the Trust who are not Trustees” chart on page 23 of the Statement of Additional Information:

Officers of the Trust who are not Trustees:
Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years
Brandon Pokersnik 1978	Secretary	Indefinite Term of Office; Since March 2015	Fund Accountant at Mutual Shareholder Services, LLC, January 2008 to Present; President of Empirical Administration, LLC, July 2013 to Present.
David W. Kuhr 1961	Chief Compliance Officer	Indefinite Term of Office; Since October 2012

President of Green Bar Consulting, Inc., 2011 to Present; prior thereto, Chief Compliance Officer of Ancora Advisors LLC, 2003 to 2011; Director of Compliance of Ancora Securities, Inc., 2003 to 2011; Director of Compliance of Ancora Capital Inc., 2003 to 2010; Director of Compliance of The Ancora Group, 2010 to 2011.

This Supplement, and the Prospectus and Statement of Additional Information both dated July 31, 2014, provide relevant information for all shareholders and should be retained for future reference.  The Prospectus and the Statement of Additional Information both dated July 31, 2014, have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling toll-free 1 (888) 686-2729 or by visiting www.piplp.com.